NON-CONTROLLING INTEREST (Details) ¥ in Millions		12 Months Ended
	Sep. 15, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Apr. 27, 2018 USD ($)	Apr. 27, 2018 CNY (¥)
NON-CONTROLLING INTEREST [Line Items]
Registered share capital		$ 44,406,916		$ 44,122,572
Contribution from non-controlling interest	$ 2,100,000	$ 2,118,240
Percentage of non controlling interest	49.00%
ReneSola Investment
NON-CONTROLLING INTEREST [Line Items]
Ownership interest					40.13%	40.13%
Jiashan Development | ReneSola Investment
NON-CONTROLLING INTEREST [Line Items]
Registered share capital					$ 30,900,000	¥ 200
RPNC Holdings
NON-CONTROLLING INTEREST [Line Items]
Contribution from non-controlling interest			$ 13,100,000